SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Authorized, issued and outstanding common shares roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000		0
Balance as of December 31, 2011	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529
Common Shares Issued in Follow-on Offering		20,556,250	206
Shares issued in connection with the Scandic acquisition		1,910,112	19
Balance as of December 31, 2013	90,000,000	75,382,001	754